Quarterly results of operations (unaudited)	12 Months Ended
Dec. 31, 2015
Quarterly Financial Information Disclosure [Abstract]
Quarterly results of operations (unaudited)
Quarterly results of operations (unaudited)
The following tables summarize the Company's results by quarter for the years ended December 31, 2015 and 2014. The quarterly results may not be comparable primarily due to acquisitions in 2015, 2014 and 2013. Refer to Note 3, Acquisitions, for further information.

	2015
(in thousands, except per share information)	Q1	Q2	Q3	Q4
Net sales	$348,096	$284,415	$244,993	$196,148
Cost of sales	238,970	199,532	179,231	193,242
Gross profit	109,126	84,883	65,762	2,906
Total operating expenses(1)	73,465	66,285	57,439	194,035
Earnings from equity investment	4,571	3,840	3,870	2,543
Operating income (loss)	40,232	22,438	12,193	(188,586)
Total other expense	971	11,662	4,543	3,424
Income (loss) before income taxes	39,261	10,776	7,650	(192,010)
Provision for income tax expense (benefit)	10,605	1,911	932	(28,387)
Net income (loss)	28,656	8,865	6,718	(163,623)
Less: loss attributable to noncontrolling interest	(16)	(9)	(2)	(4)
Net income (loss) attributable to common stockholders	$28,672	$8,874	$6,720	$(163,619)

Weighted average shares outstanding
Basic	89,482	89,767	90,058	90,175
Diluted	91,469	91,884	91,687	90,175
Earnings (losses) per share
Basic	$0.32	$0.10	$0.07	$(1.81)
Diluted	$0.31	$0.10	$0.07	$(1.81)
(1) Total Operating expenses in Q4 included $125,092 goodwill and intangible assets impairment.

	2014
(in thousands, except per share information)	Q1	Q2	Q3	Q4
Net sales	$403,938	$428,279	$468,822	$438,678
Cost of sales	276,000	290,286	316,784	297,195
Gross profit	127,938	137,993	152,038	141,483
Total operating expenses	71,857	78,129	82,747	83,845
Earnings from equity investment	5,308	5,940	6,749	7,167
Operating income	61,389	65,804	76,040	64,805
Total other expense	9,227	10,854	2,477	2,958
Income before income taxes	52,162	54,950	73,563	61,847
Provision for income tax expense	15,656	15,407	21,332	15,750
Net income	36,506	39,543	52,231	46,097
Less: Income (loss) attributable to noncontrolling interest	(24)	21	5	10
Net income attributable to common stockholders	$36,530	$39,522	$52,226	$46,087

Weighted average shares outstanding
Basic	92,129	92,649	93,331	92,376
Diluted	95,191	95,695	96,198	94,666
Earnings per share
Basic	$0.40	$0.43	$0.56	$0.50
Diluted	$0.38	$0.41	$0.54	$0.49